UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06403

Morgan Stanley Emerging Markets Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31, 2014

Date of reporting period:	March 31, 2014

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (97.3%)
Argentina (0.6%)
Oil, Gas & Consumable Fuels
YPF SA ADR	50,731	$1,581

Austria (2.3%)
Banks
Erste Group Bank AG	73,430	2,513
Raiffeisen Bank International AG	31,834	1,064
		3,577
Insurance
Vienna Insurance Group AG Wiener Versicherung Gruppe	42,312	2,090
		5,667
Brazil (7.2%)
Banks
Banco Bradesco SA (Preference)	220,263	3,028

Beverages
AMBEV SA ADR	351,000	2,601

Food & Staples Retailing
Raia Drogasil SA	120,809	1,045

Food Products
BRF SA	202,622	4,045

Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA	114,738	757
Petroleo Brasileiro SA (Preference)	326,132	2,268
Petroleo Brasileiro SA ADR	55,300	727
Ultrapar Participacoes SA	62,260	1,507
		5,259
Transportation Infrastructure
CCR SA	207,000	1,589
		17,567
Chile (0.7%)
Multi-line Retail
SACI Falabella	181,969	1,608

China (13.0%)
Automobiles
Chongqing Changan Automobile Co., Ltd. B Shares	202,200	336

Banks
Bank of China Ltd. H Shares (a)	10,516,000	4,667
China Construction Bank Corp. H Shares (a)	3,848,810	2,697
		7,364

Beverages
Tsingtao Brewery Co., Ltd. H Shares (a)	144,000	1,057

Diversified Consumer Services
TAL Education Group ADR (c)	13,818	311

Energy Equipment & Services
China Oilfield Services Ltd. H Shares (a)	958,000	2,261

Food Products
China Mengniu Dairy Co., Ltd. (a)	370,000	1,860
Uni-President China Holdings Ltd. (a)(b)	827,500	695
		2,555
Industrial Conglomerates
Beijing Enterprises Holdings Ltd. (a)	106,500	954

Insurance
China Life Insurance Co., Ltd. H Shares (a)	387,000	1,096
China Pacific Insurance Group Co., Ltd. H Shares (a)	317,200	1,134
Ping An Insurance Group Co. H Shares (a)	69,500	577
		2,807
Internet Software & Services
Qihoo 360 Technology Co., Ltd. ADR (b)(c)	21,500	2,141
Tencent Holdings Ltd. (a)	86,500	6,023
		8,164
Machinery
China Conch Venture Holdings Ltd. (a)(c)	107,500	275

Pharmaceuticals
Sihuan Pharmaceutical Holdings Group Ltd. (a)	926,000	1,124
Sino Biopharmaceutical Ltd. (a)	1,060,000	907
		2,031
Real Estate Management & Development
China Overseas Grand Oceans Group Ltd. (a)(b)	56,000	37
China Overseas Land & Investment Ltd. (a)(b)	396,000	1,027
		1,064
Wireless Telecommunication Services
China Mobile Ltd. (a)	285,000	2,590
		31,769
Colombia (2.1%)
Banks
Banco Davivienda SA (Preference)	38,549	498
Bancolombia SA (Preference)	75,882	1,056
Bancolombia SA ADR (b)	4,047	228
		1,782
Construction Materials
Cementos Argos SA	86,384	442
Cemex Latam Holdings SA (c)	154,928	1,290
		1,732

Diversified Financial Services
Grupo de Inversiones Suramericana SA	45,700	846
Grupo de Inversiones Suramericana SA (Preference)	48,500	905
		1,751
		5,265
Czech Republic (0.9%)
Banks
Komercni Banka AS	9,174	2,191

Hong Kong (1.2%)
Textiles, Apparel & Luxury Goods
Samsonite International SA	924,000	2,859

Hungary (0.9%)
Pharmaceuticals
Richter Gedeon Nyrt	126,740	2,213

India (8.4%)
Banks
HDFC Bank Ltd.	179,739	2,412
IndusInd Bank Ltd.	165,846	1,392
ING Vysya Bank Ltd.	82,878	889
		4,693
Construction Materials
Shree Cement Ltd.	4,037	384

Information Technology Services
Infosys Ltd.	44,509	2,449
Tata Consultancy Services Ltd.	71,866	2,566
		5,015
Machinery
Ashok Leyland Ltd.	234,617	93

Media
Zee Entertainment Enterprises Ltd.	296,992	1,349

Oil, Gas & Consumable Fuels
Bharat Petroleum Corp. Ltd.	70,566	544
Oil & Natural Gas Corp. Ltd.	291,731	1,556
		2,100
Pharmaceuticals
Glenmark Pharmaceuticals Ltd.	184,118	1,744
Sun Pharmaceutical Industries Ltd.	172,419	1,659
		3,403
Tobacco
ITC Ltd.	364,853	2,155

Wireless Telecommunication Services
Idea Cellular Ltd.	624,612	1,438
		20,630

Indonesia (1.6%)
Construction Materials
Semen Indonesia Persero Tbk PT	652,000	915

Multi-line Retail
Matahari Department Store Tbk PT (c)	1,149,500	1,411

Pharmaceuticals
Kalbe Farma Tbk PT	10,084,500	1,308

Wireless Telecommunication Services
Indosat Tbk PT	519,400	181
		3,815
Korea, Republic of (15.7%)
Air Freight & Logistics
Hyundai Glovis Co., Ltd.	6,609	1,503

Airlines
Korean Air Lines Co., Ltd. (c)	11,130	404

Automobiles
Hyundai Motor Co.	20,626	4,875

Banks
Hana Financial Group, Inc.	48,280	1,762
Shinhan Financial Group Co., Ltd.	56,601	2,492
		4,254
Construction & Engineering
Hyundai Engineering & Construction Co., Ltd.	30,996	1,635

Food & Staples Retailing
GS Retail Co., Ltd.	9,500	241

Food Products
Orion Corp.	708	545

Hotels, Restaurants & Leisure
Hotel Shilla Co., Ltd.	10,063	816
Paradise Co., Ltd.	17,411	533
		1,349
Household Durables
Coway Co., Ltd.	27,177	1,907

Internet Software & Services
NAVER Corp.	2,207	1,607

Machinery
Hyundai Heavy Industries Co., Ltd.	5,355	1,067
Hyundai Rotem Co., Ltd.	710	20
		1,087
Media
Cheil Worldwide, Inc. (c)	17,930	403

KT Skylife Co., Ltd.	9,020	203
		606
Multi-line Retail
Hyundai Department Store Co., Ltd.	3,428	456
Shinsegae Co., Ltd.	146	32
		488
Personal Products
Cosmax, Inc.	11,512	649

Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.	6,857	8,671
Samsung Electronics Co., Ltd. (Preference)	2,372	2,354
Seoul Semiconductor Co., Ltd.	22,998	982
SK Hynix, Inc. (c)	44,000	1,493
		13,500
Software
NCSoft Corp.	5,028	1,032
Nexon Co., Ltd.	134,200	1,129
		2,161
Wireless Telecommunication Services
SK Telecom Co., Ltd.	6,782	1,376
SK Telecom Co., Ltd. ADR (b)	9,100	205
		1,581
		38,392
Laos (0.3%)
Specialty Retail
Kolao Holdings	32,578	760

Malaysia (2.3%)
Banks
CIMB Group Holdings Bhd	846,337	1,853

Construction & Engineering
IJM Corp., Bhd	789,500	1,486

Health Care Providers & Services
IHH Healthcare Bhd (c)	709,400	836

Media
Astro Malaysia Holdings Bhd	1,368,200	1,342
		5,517
Mexico (6.9%)
Banks
Grupo Financiero Banorte SAB de CV Series O	471,108	3,186
Grupo Financiero Santander Mexico SAB de CV ADR	95,154	1,169
		4,355
Beverages
Fomento Economico Mexicano SAB de CV ADR	31,855	2,970

Construction Materials
Cemex SAB de CV ADR (b)(c)	307,087	3,879

Industrial Conglomerates
Alfa SAB de CV	1,087,935	2,750

Wireless Telecommunication Services
America Movil SAB de CV, Class L ADR (b)	153,413	3,050
		17,004
Panama (0.7%)
Airlines
Copa Holdings SA, Class A	12,100	1,757

Peru (1.0%)
Banks
Credicorp Ltd.	18,387	2,536

Philippines (4.0%)
Banks
BDO Unibank, Inc.	1,538,330	2,920

Beverages
LT Group, Inc.	2,227,400	866

Diversified Financial Services
Metro Pacific Investments Corp.	20,004,800	2,115

Hotels, Restaurants & Leisure
Bloomberry Resorts Corp. (c)	462,100	104

Industrial Conglomerates
DMCI Holdings, Inc.	801,480	1,252
SM Investments Corp.	91,122	1,435
		2,687
Transportation Infrastructure
International Container Terminal Services, Inc.	483,430	1,165
		9,857
Poland (4.5%)
Banks
Bank Pekao SA	46,079	2,982
Bank Zachodni WBK SA	20,867	2,851
		5,833
Diversified Telecommunication Services
Orange Polska SA	599,257	2,050

Food & Staples Retailing
Jeronimo Martins SGPS SA (b)	147,799	2,482

Road & Rail
PKP Cargo SA (c)	19,059	569
		10,934

Qatar (0.5%)
Diversified Telecommunication Services
Ooredoo QSC	32,380	1,224

Russia (2.5%)
Internet Software & Services
Mail.ru Group Ltd. GDR	29,780	1,059
Yandex N.V., Class A (c)	40,050	1,209
		2,268
Oil, Gas & Consumable Fuels
Lukoil OAO ADR	15,420	859
NovaTek OAO (Registered GDR)	18,400	2,031
		2,890
Wireless Telecommunication Services
Sistema JSFC GDR	40,740	919
		6,077
South Africa (4.9%)
Food & Staples Retailing
Pick n Pay Stores Ltd. (b)	207,688	1,018

Health Care Providers & Services
Life Healthcare Group Holdings Ltd.	237,700	867

Media
Naspers Ltd., Class N	32,887	3,629

Paper & Forest Products
Mondi PLC	126,034	2,212

Wireless Telecommunication Services
MTN Group Ltd.	100,455	2,057
Vodacom Group Ltd.	172,867	2,134
		4,191
		11,917
Spain (0.9%)
Diversified Telecommunication Services
Telefonica SA	146,939	2,327

Switzerland (1.7%)
Beverages
Coca-Cola HBC AG (c)	94,805	2,362

Textiles, Apparel & Luxury Goods
Swatch Group AG (The)	3,019	1,898
		4,260
Taiwan (7.1%)
Commercial Services & Supplies
Cleanaway Co., Ltd.	74,000	452

Diversified Financial Services
Chailease Holding Co., Ltd.	619,850	1,493

Fubon Financial Holding Co., Ltd.	911,000	1,239
		2,732
Electronic Equipment, Instruments & Components
Delta Electronics, Inc.	178,000	1,103

Food Products
Uni-President Enterprises Corp.	608,483	1,060

Health Care Equipment & Supplies
Ginko International Co., Ltd.	35,000	606
St. Shine Optical Co., Ltd.	25,000	559
		1,165
Insurance
China Life Insurance Co., Ltd.	373,065	343

Semiconductors & Semiconductor Equipment
Hermes Microvision, Inc. GDR (c)	21,441	863
MediaTek, Inc.	172,000	2,547
Siliconware Precision Industries Co.	314,000	416
Taiwan Semiconductor Manufacturing Co., Ltd.	1,484,455	5,800
		9,626
Textiles, Apparel & Luxury Goods
Eclat Textile Co., Ltd.	86,620	1,001
		17,482
Thailand (4.5%)
Banks
Bangkok Bank PCL NVDR	395,600	2,180
Kasikornbank PCL NVDR	265,800	1,463
		3,643
Hotels, Restaurants & Leisure
Minor International PCL (Foreign)	1,008,500	773

Multi-line Retail
Robinson Department Store PCL (Foreign)	618,700	1,007

Professional Services
DKSH Holding AG	9,525	758

Real Estate Management & Development
Land and Houses PCL (Foreign)	3,500,500	1,037
Land and Houses PCL NVDR	1,440,100	427
Supalai PCL (Foreign)	1,007,700	553
		2,017
Wireless Telecommunication Services
Advanced Info Service PCL (Foreign)	241,100	1,685
Total Access Communication PCL (Foreign)	270,600	980
Total Access Communication PCL NVDR	37,000	133
		2,798
		10,996

United States (0.9%)
Hotels, Restaurants & Leisure
Yum! Brands, Inc.	32,347	2,439
Total Common Stocks (Cost $208,370)		238,644

Preferred Stocks (0.0%)
India (0.0%)
Media
Zee Entertainment Enterprises Ltd. (Cost $68)	6,236,832	73

Investment Company (0.5%)
Thailand (0.5%)
BTS Rail Mass Transit Growth Infrastructure Fund (Foreign) (Units) (d) (Cost $1,434)	3,850,700	1,135

Short-Term Investments (6.5%)
Securities held as Collateral on Loaned Securities (3.9%)
Investment Company (3.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e)	7,673,313	7,673

	Face Amount (000)
Repurchase Agreement (0.8%)
Barclays Capital, Inc., (0.06%, dated 3/31/14, due 4/1/14; proceeds $1,936,063; fully collateralized by a U.S. Government Obligation; 1.50% due 8/31/18; valued at $1,974,784)	$1,936	1,936
Total Securities held as Collateral on Loaned Securities (Cost $9,609)		9,609

	Shares
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $6,419)	6,419,188	6,419
Total Short-Term Investments (Cost $16,028)		16,028
Total Investments (104.3%) (Cost $225,900) Including $9,613 of Securities Loaned (f)(g)+		255,880
Liabilities in Excess of Other Assets (-4.3%)		(10,579)
Net Assets (100.0%)		$245,301

(a)           Security trades on the Hong Kong exchange.

(b)           All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2014 were approximately $9,613,000 and $9,918,000, respectively. The Fund received cash collateral of approximately $9,609,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of March 31, 2014, there was uninvested cash of approximately $309,000 which is not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)           Non-income producing security.

(d)           Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(e)           The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

(f)            Securities are available for collateral in connection with open foreign currency forward exchange contracts.

(g)           The approximate fair value and percentage of net assets, $184,527,000 and 75.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+              At March 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $225,900,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $29,980,000 of which approximately $42,855,000 related to appreciated securities and approximately $12,875,000 related to depreciated securities.

ADR       American Depositary Receipt.

GDR       Global Depositary Receipt.

NVDR    Non-Voting Depositary Receipt.

Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at March 31, 2014:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (000)
State Street Bank and Trust Co.	JPY	46,774	$453	4/3/14	USD	457	$457	$4
State Street Bank and Trust Co.	JPY	57,637	558	4/3/14	USD	567	567	9
			$1,011				$1,024	$13

JPY	—	Japanese Yen
USD	—	United States Dollar

Morgan Stanley Emerging Markets Fund, Inc.

Notes to the Portfolio of Investments • March 31, 2014 (unaudited)

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$1,503	$—	$1,503
Airlines	1,757	404	—	2,161
Automobiles	—	5,211	—	5,211
Banks	11,701	36,328	—	48,029
Beverages	5,571	4,285	—	9,856
Commercial Services & Supplies	—	452	—	452
Construction & Engineering	—	3,121	—	3,121
Construction Materials	5,611	1,299	—	6,910
Diversified Consumer Services	311	—	—	311
Diversified Financial Services	1,751	4,847	—	6,598
Diversified Telecommunication Services	—	5,601	—	5,601
Electronic Equipment, Instruments & Components	—	1,103	—	1,103
Energy Equipment & Services	—	2,261	—	2,261
Food & Staples Retailing	1,045	3,741	—	4,786
Food Products	4,045	4,160	—	8,205
Health Care Equipment & Supplies	—	1,165	—	1,165
Health Care Providers & Services	—	1,703	—	1,703
Hotels, Restaurants & Leisure	2,439	2,226	—	4,665
Household Durables	—	1,907	—	1,907
Industrial Conglomerates	2,750	3,641	—	6,391
Information Technology Services	—	5,015	—	5,015
Insurance	—	5,240	—	5,240
Internet Software & Services	3,350	8,689	—	12,039
Machinery	—	1,455	—	1,455
Media	—	6,926	—	6,926
Multi-line Retail	1,608	2,906	—	4,514
Oil, Gas & Consumable Fuels	6,840	4,990	—	11,830
Paper & Forest Products	—	2,212	—	2,212
Personal Products	649	—	—	649
Pharmaceuticals	—	8,955	—	8,955
Professional Services	—	758	—	758
Real Estate Management & Development	—	3,081	—	3,081
Road & Rail	—	569	—	569
Semiconductors & Semiconductor Equipment	—	23,126	—	23,126
Software	—	2,161	—	2,161
Specialty Retail	—	760	—	760
Textiles, Apparel & Luxury Goods	—	5,758	—	5,758
Tobacco	—	2,155	—	2,155
Transportation Infrastructure	1,589	1,165	—	2,754
Wireless Telecommunication Services	4,235	12,513	—	16,748
Total Common Stocks	55,252	183,392	—	238,644
Preferred Stocks	73	—	—	73
Investment Company	—	1,135	—	1,135
Short-Term Investments
Investment Company	14,092	—	—	14,092
Repurchase Agreement	—	1,936	—	1,936
Total Short-Term Investments	14,092	1,936	—	16,028
Foreign Currency Forward Exchange Contracts	—	13	—	13
Total Assets	$69,417	$186,476	$—	$255,893

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2014, securities with a total value of approximately $166,754,000 transferred from Level 1 to Level 2. At March 31, 2014, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification. As of March 31, 2014, a security with a total value of approximately $980,000 transferred from Level 2 to Level 1. A security that was valued using other significant observable inputs at December 31, 2013 was valued using unadjusted quoted prices at March 31, 2014.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 20, 2014

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 20, 2014